Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
Concentration Risk [Line Items]
Schedule of concentration of risk

	Fiscal Year Ended
	2019	2020
Customer 1	35%	24%
Customer 2	3%	13%
Customer 3	14%	12%
Customer 4	8%	10%
Customer 5	11%	9%
Total	71%	68%

Revenue [Member] | Customer Concentration Risk
Concentration Risk [Line Items]
Schedule of concentration of risk

	For the three months ended August 31,		For the six months ended August 31,
	2019	2020	2019	2020
Customer 1	27%	14%	27%	17%
Customer 2	11%	12%	12%	12%
Customer 3	11%	11%	11%	11%
Total	49%	37%	50%	40%

Accounts receivable [Member] | Credit Concentration Risk
Concentration Risk [Line Items]
Schedule of concentration of risk	Accounts receivable outstanding related to these customers at August 31, 2020 was as follows:

August 31, 2020
Customer 1	$—
Customer 2	—
Customer 3	6,670